Fees and Expenses - Calamos Alternative Nasdaq & Bond ETF	Apr. 25, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund ("Fund Shares"). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Expenses Restated to Reflect Current [Text]	Expense information has been restated to reflect current fees and expenses.
Other Expenses, New Fund, Based on Estimates [Text]	"Other Expenses" is an estimate based on the expenses the Fund expects to incur for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	"Acquired Fund Fees and Expenses" include certain expenses incurred in connection with the Fund's investment in closed-end funds, exchange-traded funds ("ETFs"), other investment companies, and business development companies ("BDCs"). “Acquired Fund Fees and Expenses” has been restated and are based on acquired fund fees and expenses as of April 15, 2025.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments):
Annual Fund Operating Expenses [Table]
Management Fees[2]	0.74%
Distribution and/or Service Fees (12b-1)	0.00%
Other Expenses[3]	0.00%
Acquired Fund Fees and Expenses[4]	0.15%
Total Annual Fund Operating Expenses[5]	0.89%

1  Expense information has been restated to reflect current fees and expenses.

2 “Management Fees” has been restated to reflect the reduction of contractual management fees effective May 2, 2025.

3  "Other Expenses" is an estimate based on the expenses the Fund expects to incur for the current fiscal year.

4  "Acquired Fund Fees and Expenses" include certain expenses incurred in connection with the Fund's investment in closed-end funds, exchange-traded funds ("ETFs"), other investment companies, and business development companies ("BDCs"). “Acquired Fund Fees and Expenses” has been restated and are based on acquired fund fees and expenses as of April 15, 2025.

5  The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell or hold all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, whether you sell or hold your Fund Shares, would be:

You would pay the following expenses whether you sell or hold your Fund Shares at the end of the period:

Expense Example by, Year, Caption [Text]	You would pay the following expenses whether you sell or hold your Fund Shares at the end of the period:
Expense Example, With Redemption [Table]
One Year	Three Years	Five Years	Ten Years
$91	$284	$493	$1,096

Expense Example, No Redemption, By Year, Caption [Text]	You would pay the following expenses whether you sell or hold your Fund Shares at the end of the period:
Expense Example, No Redemption [Table]
One Year	Three Years	Five Years	Ten Years
$91	$284	$493	$1,096